FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2025
FINANCIAL ASSETS

7.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under financial assets at December 31, 2025 and 2024 is as follows:

	Amortized Cost
12/31/2025	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	67,483	67,482	67,482
Trade receivables and other current assets (Note 8)	7,841	7,841	7,841
Current financial assets	9,659	9,659	9,659
Cash and cash equivalents	49,983	49,983	49,983

	Amortized Cost
12/31/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	62,923	62,923	62,923
Trade receivables and other current assets (Note 8)	9,122	9,122	9,122
Current financial assets	13,494	13,494	13,494
Cash and cash equivalents	40,307	40,307	40,307

Cash and cash equivalents also include reserved cash in certain jurisdictions (Spain, Colombia, Panama, and the City of Buenos Aires) where regulations require the Company to maintain total cash reserves equal to the amount that the customer has in his or her online wallet. As of December 31, 2025 and 2024 reserved cash amounted to €5,205 and €4,899 thousand, respectively.

Trade receivables and other current assets mainly comprise VAT recoverable from the tax authorities amounting to €5,405 and €5,150 thousand euros as of December 31, 2025 and, 2024, respectively. The balance also includes deposits made by customers through retail sport betting terminals, owned by other entities of Codere Group, to their virtual wallets amounting to €954 and €1,149 thousand as of December 31, 2025 and 2024, respectively.

Current financial assets mainly correspond to “in transit” deposits made by customers through payment service providers to their virtual wallets and amounted to €8,461 and €11,658 thousand euros as of December 31, 2025 and 2024, respectively. These deposits are normally settled and appear in the Company’s bank account between one to fifteen days after the transaction, depending on each payment service provider and are recognized as current financial assets.

The expected credit losses recognized on current financial assets as of December 31, 2025 and 2024 amounted to €138 thousand and €138 thousand, respectively.